Retirement Plans - Summary of Expected Benefit Payments (Detail) (Supplemental Retirement Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 236
2014	386
2015	497
2016	630
2017	845
2018 through 2022	6,030
Total	$ 8,624